Accounts Receivable	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Accounts Receivable	11. ACCOUNTS RECEIVABLE

	As at December 31,
	2019	2018
Trade and settlement receivables	11,220	10,582
Goods and services tax receivable	1,162	916
Other receivables	1,409	3,237
	13,791	14,735